Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The Remuneration Committee typically approves and grants annual equity awards at approximately the same time each year, during the January Remuneration Committee meeting. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, promotion grant, or retention grant.

All such awards are granted under a shareholder-approved plan, and any stock options (or similar awards) are granted at an exercise price at or above the closing price of the Company’s common stock on the date of grant. We generally aim to avoid granting equity awards, including stock options, in anticipation of the release of material non-public information that is likely to result in changes to the price of our Ordinary Shares, and the release of material non-public information is not timed based on stock option or other equity award grant dates.

During the last completed fiscal year, we did not award any stock options (or similar awards) to any named executive officer in the period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K, that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method

The Remuneration Committee typically approves and grants annual equity awards at approximately the same time each year, during the January Remuneration Committee meeting. Outside the annual grant cycle, we may grant equity awards in connection with a new hire package, promotion grant, or retention grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We generally aim to avoid granting equity awards, including stock options, in anticipation of the release of material non-public information that is likely to result in changes to the price of our Ordinary Shares
MNPI Disclosure Timed for Compensation Value	false